Derivatives and Hedge Accounting - Net investment hedge accounting - Impact on statement of profit or loss and other comprehensive income (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Investment in foreign operations
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Carrying amount net investment hedge reserve at the end of the reporting period	€ 134	€ (71)
Carrying amount net investment hedge reserve at the end of the reporting period, Discontinued hedges	440	540
Hedged item affected statement of profit or loss	44
Change in value of hedging instrument recognised in OCI	(134)	71
Hedge ineffectiveness recognised in the statement of profit or Lloss	0	2
Discontinued hedges [member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Carrying amount net investment hedge reserve at the end of the reporting period		0
Carrying amount net investment hedge reserve at the end of the reporting period, Discontinued hedges	€ (210)	(210)
Change in value of hedging instrument recognised in OCI		0
Hedge ineffectiveness recognised in the statement of profit or Lloss		€ 0